Note 4 - Commitments (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 sqm sqft	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010
Disclosure Text Block Supplement [Abstract]
Area of Real Estate Property (in Square Feet)	8,400	8,400
Operating Leases, Rent Expense		$ 118,801	$ 119,255	$ 118,988
Operating Lease, Term of Lease	62 months	62 months
Operating Leases, Future Minimum Payments Due, Next Twelve Months		125,180
Operating Leases, Future Minimum Payments, Due in Two Years	128,920	128,920
Unrecorded Unconditional Purchase Obligation	$ 59,985	$ 510,000